STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

                    FFB TAX-FREE MONEY MARKET FUND
                               OF
                         FFB FUNDS TRUST

                         237 Park Avenue
                    New York, New York 10017
                         1-800-437-8790

                By and in Exchange for Shares of

                EVERGREEN TAX EXEMPT MONEY MARKET FUND
                               OF
                     THE EVERGREEN MUNICIPAL TRUST

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the FFB Tax-Free Money Market Fund, a series of FFB Funds Trust, in exchange for Class A shares of Evergreen Tax Exempt Money Market Fund, a series of The Evergreen Municipal Trust, and the assumption by Evergreen Tax Exempt Money Market Fund of certain identified liabilities of the FFB Tax-Free Money Market Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Tax Exempt Money Market Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800- 807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen Tax Exempt Money Market
          Fund dated July 7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen Tax Exempt Money Market Fund dated July 7,
          1995.

     3.   The Annual Report of the Evergreen Tax Exempt Money
          Market Fund dated August 31, 1994.

     4.   The Semi-Annual Report of the Evergreen Tax Exempt

          Money Market Fund dated February 28, 1995.

     5. The Prospectus of the FFB Tax-Free Money Market Fund dated June 30, 1995.

     6.   The Statement of Additional Information of the FFB
          Tax-Free Money Market Fund dated June 30, 1995.

     7. The Annual Report of the FFB Tax-Free Money Market Fund dated February 28, 1995.


     The following pro forma financial information relates to the FFB Tax-Free Money Market Fund and the Evergreen Tax Exempt Money Market Fund:

                                              EVERGREEN TAX EXEMPT        FFB TAX FREE
                                                MONEY MARKET FUND       MONEY MARKET FUND                    PRO FORMA COMBINED
                                                  June 30, 1995           June 30, 1995

SECURITY DESCRIPTION                             Principal                Principal          Adjustments  Principal
                                                   Amount      Value      Amount      Value                  Amount       Value
ALABAMA                                    3.3%
ALABAMA ST INDL DEV AUTH REV 4.4% 9/1/15*         3,700,000   3,700,000                                     3,700,000     3,700,000
ALABAMA ST INDL DEV AUTH REV 4.49% 1/1/10*        2,550,000   2,550,000                                     2,550,000     2,550,000
BIRMINGHAM ALA MED CLINIC REV 12/1/26*                                   2,000,000  2,000,000               2,000,000     2,000,000
BIRMINGTON AL COML DEV AUTH, 4.5% 6/1/00*           720,000     720,000                                       720,000       720,000
CHATOM ALA INDL DEV BRD 4.55% 8/15/95               200,000     200,000                                       200,000       200,000
DIRMINGTON AL COML DEV AUTH 4.5% 6/1/01*          1,270,000   1,270,000                                     1,270,000     1,270,000
JEFFERSON CNTY AL SPL OBLIG 4.4% 10/1/02*         9,000,000   9,000,000                                     9,000,000     9,000,000
LIVINGSTON  ALA INDL DEV BRD 4.6% 8/1/97*         1,100,000   1,100,000                                     1,100,000     1,100,000
MOBILE CNTY AL INDL DEV BD REV 4.35% 6/1/05*      3,500,000   3,500,000                                     3,500,000     3,500,000
NORTH ALABAMA REYNOLDS 12/1/00*                                            400,000    400,000                 400,000       400,000
NORTHPORT ALA MULTI FAMILY REV 4.45% 7/1/18*      5,935,000   5,935,000                                     5,935,000     5,935,000
PHENIX CITY AL MEAD 10/1/25*                                             1,100,000  1,100,000               1,100,000     1,100,000
PHENIX CITY ALA IDB KRAFT PJ 12/1/15*                                    2,200,000  2,200,000               2,200,000     2,200,000
TUSCALOOSA ALA INDL DEV BRD, 4.25% 12/1/99*       1,000,000   1,000,000                                     1,000,000     1,000,000
     TOTAL ALABAMA                               28,975,000  28,975,000             5,700,000              34,675,000    34,675,000

ARIZONA                                    7.5%
CHANDLER AZ INDL DEV AUTH 3.6% 12/15/09*            900,000     900,000                                       900,000       900,000
MARICOPA CNTY AZ 5/1/29*                                                 3,700,000  3,700,000               3,700,000     3,700,000
MARICOPA CNTY AZ, 5%, 7/28/95*                    8,500,000   8,505,207                                     8,500,000     8,505,207
MARICOPA CNTY AZ 5.2% 7/1/95*                     6,625,000   6,625,000                                     6,625,000     6,625,000
MARICOPA CNTY AZ INDL DEV AUTH 4.5% 10/1/04*        200,000     200,000                                       200,000       200,000
MARICOPA CNTY AZ POLLUTN CTL 4.2% 8/2/95*         4,000,000   4,000,000                                     4,000,000     4,000,000
MARICOPA CNTY AZ POLLUTION CTL 4.8% 12/1/14*     22,700,000  22,700,000                                    22,700,000    22,700,000
MARICOPA CNTY AZ POLLUTION CTL 4.9%  7/1/14*     23,600,000  23,600,000                                    23,600,000    23,600,000
PINAL CNTY AZ INDL DEV AUTH, 4.1% 12/01/05*       8,700,000   8,700,000                                     8,700,000     8,700,000
     TOTAL ARIZONA                               75,225,000  75,230,207                                    78,925,000    78,930,207

CALIFORNIA                                16.8%
BARSTOW CA MULTIFAMILY REV MULTI 4.4% 4/1/18*     1,400,000   1,400,000                                     1,400,000     1,400,000
CONTRA COSTA CNTY CA TRAN 4.5% 7/3/96                                      800,000    806,136                 800,000       806,136
CORONA CA MLT FAM MTG REV, 4.625% 2/01/05*        4,500,000   4,500,000                                     4,500,000     4,500,000
FRESNO CA MULTI HSG REV 4.375% 7/1/05*           12,700,000  12,700,000                                    12,700,000    12,700,000
HEMET CA MLT FAM HSG REV 4.25% 7/1/06*            1,500,000   1,500,000                                     1,500,000     1,500,000
LANCASTER CA REDEV AGY MLT FAM 4.5% 8/1/17*       8,500,000   8,500,000                                     8,500,000     8,500,000
LOS ANGELES CA CMTY REDEV COPS 12/1/14*                                  2,500,000  2,500,000               2,500,000     2,500,000
LOS ANGELES CA UNI SCH DIST 4.5% 7/3/96*         25,000,000  25,153,400                                    25,000,000    25,153,400
LOS ANGELES CA UNI SCH DISTRICT, 4.5%, 7/10/95    6,000,000   6,003,999                                     6,000,000     6,003,999
OCEANSIDE CA CMNTY DEV MLT FAM 4.325% 12/1/07*    8,525,000   8,525,000                                     8,525,000     8,525,000
ORANGE CNTY CA IMPT ACT 1915 4.6% 9/2/18*        29,300,000  29,300,000                                    29,300,000    29,300,000
ORANGE CNTY CA VAR SANTN 4.5% 8/1/17*             9,600,000   9,600,000                                     9,600,000     9,600,000
ORANGE CNTY CA,  4.24%, 8/10/95 ++*              10,000,000  10,000,000                                    10,000,000    10,000,000
ORANGE CNTY CA CTFS PARTN 4.2% 3/1/16*            3,000,000   3,000,000                                     3,000,000     3,000,000
ORANGE COUNTY CA 4.5% 7/19/95 +*                 14,000,000  14,004,980                                    14,000,000    14,004,980
RIVERSIDE CNTY CA MLY FAM MSG4.5% 12/1/07*        9,400,000   9,400,000                                     9,400,000     9,400,000
SAN BERNARDINO CNTY CA CTFS 4.2% 8/1/28*         10,000,000  10,000,000                                    10,000,000    10,000,000
SAN DIEGO CA IDR C/P GAS/ELECT CP 3.35% 8/22/95                          1,000,000  1,000,000               1,000,000     1,000,000
SAN DIEGO CA MLT FAM HSG REV 4.4% 6/1/07*         4,500,000   4,500,000                                     4,500,000     4,500,000
SAN DIEGO CALIF TANS 4.75% 7/3/96*                                       1,000,000  1,007,812               1,000,000     1,007,812
SAN FRANCISCO CA BAY TRANS TAX 9% 7/1/95          2,000,000   2,060,000                                     2,000,000     2,060,000
SAN FRANCISCO CALIF CITY & CHT 4.75%, 8/24/95     4,000,000   4,003,114                                     4,000,000     4,003,114
SANTA ANA CA MLT FAM HSG REV 4.35% 12/1/07*       5,000,000   5,000,000                                     5,000,000     5,000,000
SIMI VY CALIF INDL DEV AUTH 4.5% 12/1/14*         2,700,000   2,700,000                                     2,700,000     2,700,000
     TOTAL CALIFORNIA                           171,625,000 171,850,493  5,300,000  5,313,948             176,925,000   177,164,441

COLORADO                                   3.5%
ADAMS CNTY CO INDL DEV REV, 4.64% 12/1/03*        1,410,000   1,410,000                                     1,410,000     1,410,000
ARAPAHOE CNTY COLO 4.45% 8/31/95                                         1,000,000  1,000,000               1,000,000     1,000,000
ARAPAHOE CNTY CO MLT FAM REV 4.5% 11/1/17*        2,500,000   2,500,000                                     2,500,000     2,500,000
ARAPAHOE CNTY CO CAP IMPT HWY, 4.4% 8/31/95       8,000,000   8,000,000                                     8,000,000     8,000,000
ARAPAHOE CNTY CO CAP IMPT HWY, 4.45%, 8/31/95    12,500,000  12,500,000                                    12,500,000    12,500,000
BOULDER CNTY CO REV 5.25%  12/01/95*                580,000     580,000                                       580,000       580,000
COLORADO PARKVIEW DIST 4.3% 12/1/12*              2,680,000   2,680,000                                     2,680,000     2,680,000
COLORADO SPRINGS CO UTILS REV 9.375% 11/15/95     5,000,000   5,099,898                                     5,000,000     5,099,898
MOFFAT CNTY COLO POLL CTL REV 5/1/13/*                                   2,600,000  2,600,000               2,600,000     2,600,000
     TOTAL COLORADO                              32,670,000  32,769,898  3,600,000  3,600,000              36,270,000    36,369,898

DELAWARE                                   0.5%
DELWARE ST ECON  INDL DEV REV, 4.55% 4/15/03*     3,000,000   3,000,000                                     3,000,000     3,000,000
NEW CASTLE DE TOYSRUS 4.25% 2/1/14*               2,480,000   2,480,000                                     2,480,000     2,480,000
     TOTAL DELAWARE                               5,480,000   5,480,000                                     5,480,000     5,480,000

DISTRICT OF COLUMBIA                       6.2%
DISTRICT COLUMBIA REV 4.05% 7/01/95               4,600,000   4,600,000                                     4,600,000     4,600,000
DISTRICT COLUMBIA 4.4% 10/01/01*                    200,000     200,000                                       200,000       200,000
DISTRICT OF COLUMBIA, 4.4%  10/01/07*            12,300,000  12,300,000                                    12,300,000    12,300,000
DISTRICT COLUMBIA 4.5% 12/01/01*                  5,120,000   5,120,000                                     5,120,000     5,120,000
DISTRICT COLUMBIA 4.7% 6/1/03*                   22,400,000  22,400,000                                    22,400,000    22,400,000
DISTRICT COLUMBIA 6.25% 9/30/95                  20,000,000  20,066,169  1,000,000  1,003,247              21,000,000    21,069,416
     TOTAL DISTRICT OF COLUMBIA                  60,020,000  64,686,169  1,000,000  1,003,247              65,620,000    65,689,416

FLORIDA                                    3.0%
DADE CNTY FL INDV DEV AUTH REV 4.2% 1/1/16*       2,300,000   2,300,000                                     2,300,000     2,300,000
DADE CO FL SPL OBLIG SER 87A 10/1/99*                                    1,800,000  1,800,000               1,800,000     1,800,000
DADE CO FL SPL OBLIG SER A 10/1/99*                                        350,000    350,000                 350,000       350,000
FLORIDA HSG FIN AGY 4.25% 12/15/95                2,735,000   2,735,000                                     2,735,000     2,735,000
FLORIDA HSG FIN AGY 5% 12/1/95                    4,500,000   4,494,500                                     4,500,000     4,494,500
HILLSBOROUGH CNTY FL 8.3% 2/1/96                                         1,000,000  1,045,522               1,000,000     1,045,522
JACKSONVILLE CNTY FL BAPTIST CTR 6/1/08*                                 2,300,000  2,300,000               2,300,000     2,300,000
JACKSONVILLE FL ELEC AUTH REV 8.875% 10/1/95      1,995,000   2,056,289                                     1,995,000     2,056,289
JACKSONVILLE FL ELEC AUTH REV 9.375% 10/1/95      1,750,000   1,805,899                                     1,750,000     1,805,899
JACKSONVILLE FL HLTH FACS AUTH REV 2/1/18*                               1,800,000  1,800,000               1,800,000     1,800,000
MANATEE CNTY FL POLL CTL REC 9/1/24*                                     2,200,000  2,200,000               2,200,000     2,200,000
MARION CNTY FL HGS FIN AUTH 4.65% 12/1/07*          500,000     500,000                                       500,000       500,000
MARTIN CITY FLORIDA POLL CTL 9/1/24*                                     1,000,000  1,000,000               1,000,000     1,000,000
MONROE CNTY FL SCH 4% 6/5/96                                               500,000    500,000                 500,000       500,000
ORLANDO FL UTILS WTR 8.5% 10/1/95                                        1,000,000  1,031,541               1,000,000     1,031,541
PALM BEACH CNTY FL INDL DEV 4.48% 5/5/10*         1,070,000   1,070,000                                     1,070,000     1,070,000
PUTMAN CNTY FL DEV 3.4% 12/15/95                                         1,000,000  1,000,000               1,000,000     1,000,000
PUTNAM CNTY FL PCR PUT 4.3% 9/15/95                                      1,000,000  1,000,000               1,000,000     1,000,000
UNIV ATHLETIC ASSN INC FLA CAP 2/1/20*                                   3,000,000  3,000,000               3,000,000     3,000,000
     TOTAL FLORIDA                               14,850,000  14,961,688 16,950,000 17,027,063              31,800,000    31,988,751

GEORGIA                                    1.8%
ALBANY DOUGHERTY CNTY GA HOSP 4.5% 10/1/26*       1,000,000   1,000,000                                     1,000,000     1,000,000
ATHENS CLARKE CNTY GA INDL DEV 4.5% 5/1/08*       2,000,000   2,000,000                                     2,000,000     2,000,000
BURKE COUNTY GA DEV   7/1/24*                                            2,000,000  2,000,000               2,000,000     2,000,000
COLUMBUS GA AUTH INDL REV 4.55% 6/1/98*             435,000     435,000                                       435,000       435,000
COLUMBUS GA HSG AUTH MLT FAM, 4.35% 2/1/05*       2,200,000   2,200,000                                     2,200,000     2,200,000
COLUMBUS GA INDL + PORT DEV 4.5% 8/1/95*          2,000,000   2,000,000                                     2,000,000     2,000,000
FULTON CO GA HSG AUT SER A 8/1/16*                                       1,950,000  1,950,000               1,950,000     1,950,000
FULTON CNTY GA MLT FAM HSG REV 4.25% 9/1/13*      2,455,000   2,455,000                                     2,455,000     2,455,000
MACON BIBB CNTY GA URBAN DEV 4.15%  11/1/15*      1,280,000   1,280,000                                     1,280,000     1,280,000
MARIETTA GA HSG AUTH MUFAM 5.25% 1/15/96                                 1,000,000  1,000,000               1,000,000     1,000,000
POLK CNTY GA DEV AUTH REV 4.5% 12/1/15*           2,000,000   2,000,000                                     2,000,000     2,000,000
PRIVATE COLLEGES & UNIV FAC GA 8.15% 10/1/95      1,000,000   1,039,856                                     1,000,000     1,039,856
     TOTAL GEORGIA                               14,370,000  14,409,856  4,950,000  4,950,000              19,320,000    19,359,856

IDAHO                                      0.4%
AVILLA ID ECON DEV REV 4.85% 1/1/14*                700,000     700,000                                       700,000       700,000
CUSTER CNTY IDAHO PO 4.2% 10/1/95                                        1,000,000  1,000,000               1,000,000     1,000,000
POWER CO ID POLL CTL 12/1/10*                                            2,500,000  2,500,000               2,500,000     2,500,000
     TOTAL IDAHO                                    700,000     700,000  3,500,000  3,500,000               4,200,000     4,200,000

ILLINOIS                                   5.6%
CENTRAL LAKE CNTY IL JT ACTN 4.35% 5/1/20*       15,660,000  15,660,000                                    15,660,000    15,660,000
CHICAGO ARPT SPL FAC CSX AVIAT 12/15/14*                                 1,000,000  1,000,000               1,000,000     1,000,000
CHICAGO  IL OHARE INTL ARPT REV 4.6% 12/1/17*     1,500,000   1,500,000                                     1,500,000     1,500,000
CHICAGO IL. OHARE INTL ARPT REV,5%, 7/1/95        2,000,000   2,000,000                                     2,000,000     2,000,000
CHICAGO ILL, 4.25% 1/1/22*                        6,680,000   6,680,000                                     6,680,000     6,680,000
CHICAGO OHARE INTL APT REV 1/1/18*                                       1,000,000  1,000,000               1,000,000     1,000,000
ILLINOIS DEV FIN AUTH ECON DEV 4.625 10/1/16*     3,500,000   3,500,000                                     3,500,000     3,500,000
ILLINOIS DEV FIN AUTH INDL REV 4.25% 10/1/12*     1,495,000   1,495,000                                     1,495,000     1,495,000
ILLINOIS DEV FIN AUTH INDL REV 4.4% 6/1/12*       3,300,000   3,300,000                                     3,300,000     3,300,000
ILLINOIS DEV FIN AUTH INDL REV 4.4% 7/1/14*       1,000,000   1,000,000                                     1,000,000     1,000,000
ILLINOIS DEV FIN AUTH MLT FAM 4.35% 10/1/05*        950,000     950,000                                       950,000       950,000
ILLINOIS DEV FIN AUTH REV 4.6% 9/1/95             6,800,000   6,800,000                                     6,800,000     6,800,000
ILLINOIS EDL FACS  AUTH REVS 3/1/28*                                       300,000    300,000                 300,000       300,000
ILLINOIS EDL FACS AUTH REVS 3/1/27*                                        350,000    350,000                 350,000       350,000
ILLINOIS HLTH FACS AUTH REV SER D 8/1/15*                                  400,000    400,000                 400,000       400,000
ILLINOIS HLTH FAC 4% 6/6/96                                              1,000,000  1,000,000               1,000,000     1,000,000
ILLINOIS HLTH FACS AUTH REV 4.3% 1/1/16*          3,400,000   3,400,000                                     3,400,000     3,400,000
ILLINOIS HSG DEV AUTH ILL CTR APTS 1/1/08*                               1,700,000  1,700,000               1,700,000     1,700,000
ILLINOIS ST TOLL HWY AUTH 1/1/10*                                        1,000,000  1,000,000               1,000,000     1,000,000
JACKSONVILLE ILL INDL PROJ REV 4.4% 2/1/26*       2,640,000   2,640,000                                     2,640,000     2,640,000
ORLANDO HILLS ILL MULTI FAM MTG 12/1/07*                                 1,360,000  1,360,000               1,360,000     1,360,000
SKOKIE ILL INDL DEV AUTH 4.5% 12/1/14*           2,000,000   2,000,000                                     2,000,000     2,000,000
     TOTAL ILLINOIS                              50,925,000  50,925,000  8,110,000  8,110,000              59,035,000    59,035,000

INDIANA                                    4.2%
HAMMOND IN ECONOMIC DEV REV 4.45% 7/1/24*         2,750,000   2,750,000                                     2,750,000     2,750,000
INDIANA BD BK 4.125% 1/10/96                     13,500,000  13,500,000                                    13,500,000    13,500,000
INDIANA BD BK 5.75% 1/10/96                      10,000,000  10,035,393                                    10,000,000    10,035,393
INDIANA ST EMPLOYMNT COMMN REV 4.5% 1/1/14*         200,000     200,000                                       200,000       200,000
INDIANAPOLIS IN ECON DEV REV 4.5% 4/1/05*         2,600,000   2,600,000                                     2,600,000     2,600,000
MISHAWAKA IN ECONOMIC DEV REV 4.35% 10/1/03*      3,500,000   3,500,000                                     3,500,000     3,500,000
ROCKPORT IN POLLUTION CTL REV 4.25% 6/1/25*      10,000,000  10,000,000                                    10,000,000    10,000,000
SOUTH BEND IND 4.4% 10/1/09*                      2,000,000   2,000,000                                     2,000,000     2,000,000
     TOTAL INDIANA                               44,550,000  44,585,393                                    44,550,000    44,585,393

IOWA                                       0.5%
BURLINGTON CO IA IDR JOYCE INC PJ 7/1/95                                 1,000,000  1,000,000               1,000,000     1,000,000
DES MOINES IA METHODIST SYS  4.5% 8/01/15*        4,595,000   4,595,000                                     4,595,000     4,595,000
     TOTAL IOWA                                   4,595,000   4,595,000  1,000,000  1,000,000               5,595,000     5,595,000

KANSAS                                     2.6%
KANSAS CITY MD MLT FAM HSG REV 4.65% 10/01/95     9,890,000   9,890,000                                     9,890,000     9,890,000
LEHEXA KS MULTI FAMILY HSG REV 4.65% 10/01/95     8,500,000   8,500,000                                     8,500,000     8,500,000
OSAGE KS INDL REV BD 4.58% 12/1/99*               4,800,000   4,800,000                                     4,800,000     4,800,000
PRAIRE VILL KS MLT FAM REV 12/1/15*                                      1,800,000  1,800,000               1,800,000     1,800,000
SALINA KANS  4.375%  12/1/14*                     2,305,000   2,305,000                                     2,305,000     2,305,000
     TOTAL KANSAS                                25,495,000  25,495,000  1,800,000  1,800,000              27,295,000    27,295,000

KENTUCKY                                   1.2%
JEFFERSON CNTY KY HOSP 12/1/14*                                            952,000    952,000                 952,000       952,000
OHIO CNTY KY POLLUTN CTL REV 4.35% 10/1/15*      10,300,000  10,300,000                                    10,300,000    10,300,000
PENDELTON CNTY KY REV 4% 7/1/96                                          1,000,000  1,000,000               1,000,000     1,000,000
     TOTAL OHIO                                  10,300,000  10,300,000  1,952,000  1,952,000              12,252,000    12,252,000

LOUISIANA                                  0.7%
NEW ORLEANS LA REFUND 8%, 9/1/95                                         1,460,000  1,468,686               1,460,000     1,468,686
LOUISIANA OFFSHORE AUTH 9/1/08*                                          3,100,000  3,100,000               3,100,000     3,100,000
LOUISIANA PUB FACS 12/1/15*                                                500,000    500,000                 500,000       500,000
LOUISIANA PUB FACS AUTH CP 4.4% 7/21/95                                  1,700,000  1,700,000               1,700,000     1,700,000
LOUISIANA PUB FACS AUTH HOSP 9/1/23*                                       500,000    500,000                 500,000       500,000
LOUISIANA ST REC DIS  7/01/97*                                             500,000    500,000                 500,000       500,000
     TOTAL LOUISIANA                                                     7,760,000  7,768,686               7,760,000     7,768,686

MARYLAND                                   1.4%
BALTIMORE CNTY MD BAN CP 4.15% 9/8/95                                    1,000,000  1,000,000               1,000,000     1,000,000
BALTIMORE MD ECONOMIC DEV REV, 4.25% 12/1/99*     1,300,000   1,300,000                                     1,300,000     1,300,000
HOWARD CNTY MD MULTI HOUSE 4.25% 6/1/96                                  1,000,000  1,000,000               1,000,000     1,000,000
MARYLAND ST CMNTY DEV DEPT HSG 4.35% 10/01/95     6,490,000   6,490,000                                     6,490,000     6,490,000
NORTHEAST MD WASTE DISP RES 4.7% 7/1/95           4,800,000   4,800,000                                     4,800,000     4,800,000
     TOTAL MARYLAND                              12,590,000  12,590,000  2,000,000  2,000,000              14,590,000    14,590,000

MASSACHUSETTS                              1.8%
LOWELL MA,  4.48% 4/4/01                            460,000     460,000                                       460,000       460,000
MASS ST INDL FIN AGN PCR CP 4.15% 8/11/95                                2,000,000  2,000,000               2,000,000     2,000,000
MASSACHUSETTES ST INDL FIN AGY, 4.48% 10/6/99*    1,000,000   1,000,000                                     1,000,000     1,000,000
MASSACHUSETTS  BAY TRANSN AUTH 5.5% 3/1/96       15,000,000  15,086,200                                    15,000,000    15,086,200
MASSACHUSETTS ST INDL FIN AGY 4.48% 10/1/14*        700,000     700,000                                       700,000       700,000
     TOTAL MASSACHUSETTS                         17,160,000  17,246,200  2,000,000  2,000,000              19,160,000    19,246,200

MICHIGAN                                   1.4%
BATTLE CREEK MI ECON DEV CORP, 4.25% 12/1/99*     2,909,000   2,909,000                                     2,909,000     2,909,000
DELTA CNTY MI ECONIC DEV CORP 2/1/23*                                    3,000,000  3,000,000               3,000,000     3,000,000
MERIDIAN MI ECONOMIC DEV 3.6% 11/15/14*             800,000     800,000                                       800,000       800,000
MICHI ST STRATEGIC FD OBLIG REV 2/1/09*                                  3,000,000  3,000,000               3,000,000     3,000,000
MIDLAND COUNTY MICH ECONOM DEV 12/1/15*                                  1,200,000  1,200,000               1,200,000     1,200,000
MONROE CNTY MICH ECO DEV CORP 10/1/24*                                   1,000,000  1,000,000               1,000,000     1,000,000
VAN BUREN TWP MICH ECONOMIC 4.5% 3/1/97*          2,000,000   2,000,000                                     2,000,000     2,000,000
WESTERN SCH DIST MIC 3.7% 5/1/96                                           500,000    500,000                 500,000       500,000
     TOTAL MICHIGAN                               5,709,000   5,709,000  8,700,000  8,700,000              14,409,000    14,409,000

MISSISSIPPI                                0.2%
CLAIRBORNE CO MISS PL CTL CP 3.15% 8/4/95                                2,000,000  2,000,000               2,000,000     2,000,000
     TOTAL MISSISSIPPI                                                   2,000,000  2,000,000               2,000,000     2,000,000

MISSOURI                                   0.7%
MISSOURI ENV IMP ENE 4% 6/1/96                                             500,000    500,000                 500,000       500,000
MISSOURI ST DEV FIN BRD INDL 4.35% 11/1/24*       4,500,000   4,500,000                                     4,500,000     4,500,000
ST LOUIS CNTY MO INDL DEV AUTH 4.5% 12/1/15*      2,000,000   2,000,000                                     2,000,000     2,000,000
     TOTAL MISSOURI                               6,500,000   6,500,000    500,000    500,000               7,000,000     7,000,000

MONTANA                                    0.3%
MONTANA ST BRD INVT RES RCVRY 4.2% 12/30/15*      3,300,000   3,300,000                                     3,300,000     3,300,000
     TOTAL MONTANA                                3,300,000   3,300,000                                     3,300,000     3,300,000

NEW HAMPSHIRE                              0.5%
NEW HAMPSHIRE HFA OXFORD 7/1/06*                                         1,500,000  1,500,000               1,500,000     1,500,000
NEW HAMPSHIRE HIGH EDL + HLTH 4.35% 6/1/23*       3,645,000   3,645,000                                     3,645,000     3,645,000
     TOTAL NEW HAMPSHIRE                          3,645,000   3,645,000  1,500,000  1,500,000               5,145,000     5,145,000

NEW MEXICO                                 1.6%
ALBURQUERQUE NM HOSP REV 9.25% 8/1/95             1,000,000   1,006,041                                     1,000,000     1,006,041
FARMINGTON NM POLLUTN CTL REV  4.9% 7/1/14*       2,600,000   2,600,000                                     2,600,000     2,600,000
FARMINGTON NM POLLUTN CTL REV 4.9% 1/1/13*       10,000,000  10,000,000                                    10,000,000    10,000,000
NEW MEXICO MTG. FIN AUTH 4.7% 7/1/95              3,755,000   3,755,000                                     3,755,000     3,755,000
     TOTAL NEW MEXICO                            17,355,000  17,361,041                                    17,355,000    17,361,041

NEW JERSEY                                 1.4%
MORRIS CNTY NJ BANS 4.7% 12/1/15/95                                      1,000,000  1,000,676               1,000,000     1,000,676
NEW JERSEY STATE 6.25% 9/15/95                                           1,190,000  1,193,805               1,190,000     1,193,805
NEW JERSEY ST HSG GEN RESOLUTION 4.15% 8/1/95     6,000,000   6,000,000                                     6,000,000     6,000,000
NEW JERSEY ST 4.65%, 8/15/95                      5,400,000   5,400,000                                     5,400,000     5,400,000
NEW JERSEY STREET 5.25%  3/1/96                   1,000,000   1,003,176                                     1,000,000     1,003,176
     TOTAL NEW JERSEY                            12,400,000  12,403,176  2,190,000  2,194,481              14,590,000    14,597,657

NEW YORK                                   0.7%
ERIE COUNTY NEW YORK 4.75% 8/15/95                                       1,000,000  1,000,876               1,000,000     1,000,876
NEW YORK NEW YORK GO SERIES A-7 8/1/20*                                    500,000    500,000                 500,000       500,000
NEW YORK NEW YORK GO SERIES A-8 8/1/18*                                    600,000    600,000                 600,000       600,000
NEW YORK STATE ENERGY POL CTL 4.7% 3/1/96                                1,000,000  1,000,000               1,000,000     1,000,000
NEW YORK ST ENERGY RES POLLUTN 4.2% 2/1/29*       3,000,000   3,000,000                                     3,000,000     3,000,000
NY STATE DORM AUTH REV 7/1/23*                                             800,000    800,000                 800,000       800,000
     TOTAL NEW YORK                               3,000,000   3,000,000  3,900,000  3,900,876               6,900,000     6,900,876

NORTH CAROLINA                             1.6%
COLUMBUS CNTY NC INDL FACS 4.2% 11/1/06*          7,700,000   7,700,000                                     7,700,000     7,700,000
GREENBORO  NC PUBLIC IMPROVEMENT 4/1/11*                                 1,750,000  1,750,000               1,750,000     1,750,000
NCMB POOLED TAX EXEMPT TRUST 4.5% 11/15/20*        6,200,000   6,200,000                                     6,200,000     6,200,000
NCMB POOLED TAX EXEMPT TRUST  4.5%  12/15/08*      1,180,000   1,180,000                                     1,180,000     1,180,000
     TOTAL NORTH CAROLINA                        15,080,000  15,080,000  1,750,000  1,750,000              16,830,000    16,830,000

OHIO                                       0.1%
COLUMBUS OHIO SER 1 6/1/19*                                               1,000,000  1,000,000               1,000,000     1,000,000
     TOTAL OHIO                                                          1,000,000  1,000,000               1,000,000     1,000,000

OKLAHOMA                                   1.6%
BARTLESVILLE OK DEV AUTH REV 4.75%  1/1/09*       2,800,000   2,800,000                                     2,800,000     2,800,000
GARFIELD CNTY OK INDL AUTH POL 4.05% 1/1/25*     10,000,000  10,000,000                                    10,000,000    10,000,000
TULSA INDL AUTH REV 12/1/08*                                             1,305,000  1,305,000               1,305,000     1,305,000
TULSA OK HLTH CARE MED SUP SVCS 9/1/16*                                  3,000,000  3,000,000               3,000,000     3,000,000
     TOTAL OKLAHOMA                              12,800,000  12,800,000  4,305,000  4,305,000              17,105,000    17,105,000

OREGAN                                     0.6%
OREGON ST HEALTH HSG EDL + CUL 4.15% 3/1/20*      5,050,000   5,050,000                                     5,050,000     5,050,000
METROPOLITAN SVC DIST OR 5% 7/1/11*               1,000,000   1,000,000                                     1,000,000     1,000,000
     TOTAL OREGAN                                 6,050,000   6,050,000                                     6,050,000     6,050,000

PENNSYLVANIA                               1.0%
ALLEGHENY CO. PA CP USST 7/21/95                                         2,500,000  2,500,000               2,500,000     2,500,000
CHESTER CNTY PA INDL DEV AUTH 12/1/08*                                   1,500,000  1,500,000               1,500,000     1,500,000
LAWRENCE CNTY PA INDL DEV AUTH, 4.5% 10/1/05*       650,000     650,000                                       650,000       650,000
RINGGOLD PA SCH DIST, 9.75%, 8/1/95                 790,000     809,053                                       790,000       809,053
WEST CORNWALL TWP PA MUN AUTH 4.625% 3/1/25*      2,050,000   2,050,000                                     2,050,000     2,050,000
WESTMORELAND CNTY PA INDL DEV 4.62% 12/1/95       2,995,000   2,995,000                                     2,995,000     2,995,000
     TOTAL PENNSYLVANIA                           6,485,000   6,504,053  4,000,000  4,000,000              10,485,000    10,504,053

RHODE ISLAND                               0.1%
RI STATE HEALTH / EDL 4.5% 10/1/95                                         600,000    600,000                 600,000       600,000
     TOTAL RHODE ISLAND                                                    600,000    600,000                 600,000       600,000

SOUTH CAROLINA                             2.4%
CHESTER CNTY SC SCH DIST 3.9% 2/1/96              1,270,000   1,288,799                                     1,270,000     1,288,799
FLORENCE CO SC STONE CONT CORP 12/15/14*                                   200,000    200,000                 200,000       200,000
SOUTH CAROLINA JOBS ECON DEV 4.6% 9/1/17*         2,700,000   2,700,000                                     2,700,000     2,700,000
SOUTH CAROLINA JOBS ECON DEV 5% 1/1/04*             150,000     150,000                                       150,000       150,000
SOUTH CAROLINA JOBS ECON DEV 5% 12/01/08*           700,000     700,000                                       700,000       700,000
SOUTH CAROLINA JOBS ECON DEV 5% 4/1/10*             800,000     800,000                                       800,000       800,000
SOUTH CAROLINA JOBS ECON DEV 5% 4/7/99*             250,000     250,000                                       250,000       250,000
SOUTH CAROLINA JOBS ECON DEV 5% 5/7/01*           1,150,000   1,150,000                                     1,150,000     1,150,000
SOUTH CAROLINA JOBS ECON DEV 5% 6/1/03*             800,000     800,000                                       800,000       800,000
SOUTH CAROLINA ST 4.3% 2/1/04*                    5,049,000   5,049,000                                     5,049,000     5,049,000
SOUTH CAROLINA ST PUB SVC AUTH 4.35% 7/1/21*      8,355,000   8,355,000                                     8,355,000     8,355,000
SUMTER CNTY S C INDL REV 4.375% 12/1/02*          2,400,000   2,400,000                                     2,400,000     2,400,000
YORK CNTY SC POLL CTL 4.55% 8/15/95                                      1,000,000  1,000,000               1,000,000     1,000,000
     TOTAL SOUTH CAROLINA                        23,624,000  23,642,799  1,200,000  1,200,000              24,824,000    24,842,799

TENNESSEE                                  3.2%
BLOUNT CNTY TENN INDL DEV BRD 4.6% 8/1/08*        1,000,000   1,000,000                                     1,000,000     1,000,000
CHATTANDOGA TENN INDL DEV BRD, 4.5% 3/1/4*        3,200,000   3,200,000                                     3,200,000     3,200,000
METRO GOV'T NASHVILLE TN IHDL 4.25% 9/01/95       2,850,000   2,850,000                                     2,850,000     2,850,000
METRO GOVT NASHVILLE TN INDL 4.5% 4/1/08*         3,610,000   3,610,000                                     3,610,000     3,610,000
METRO GOVT NSHVILLE TN INDL 4.25% 6/1/15*         3,300,000   3,300,000                                     3,300,000     3,300,000
MORRISTOWN TENN 4.375% 6/01/98*                   2,500,000   2,500,000                                     2,500,000     2,500,000
RUTHERFORD CNTY TN INDL DEV 4.4% 10/1/07*         3,700,000   3,700,000                                     3,700,000     3,700,000
TENNESSEE HSG DEV AGY 4.85% 7/1/95               10,205,000  10,205,000                                    10,205,000    10,205,000
TENNESSEE ST BAN SER B VAR 5/1/96                                        3,600,000  3,600,000               3,600,000     3,600,000
     TOTAL TENNESSEE                             30,365,000  30,365,000  3,600,000  3,600,000              33,965,000    33,965,000

TEXAS                                     13.0%
BEXAR CO TX HFC MTGI REV CRE MILL  8/1/06*                               1,000,000  1,000,000               1,000,000     1,000,000
BEXAR CO TX HFC SER 1984 A 11/1/06*                                      1,000,000  1,000,000               1,000,000     1,000,000
DALLAS TX INDL DEV CORP REV 4.368% 5/1/10*        3,550,000   3,550,000                                     3,550,000     3,550,000
EAGLE TAX EXEMPT 4.3% 7/1/14*                     3,200,000   3,200,000                                     3,200,000     3,200,000
EAGLE TAX EXEMPT TX 4.3% 10/1/08*                 6,000,000   6,000,000                                     6,000,000     6,000,000
EAGLE TAX EXEMPT TX 4.3% 6/5/12*                  8,000,000   8,000,000                                     8,000,000     8,000,000
EAGLE TAX EXEMPT TX 4.3% 7/1/29*                  9,500,000   9,500,000                                     9,500,000     9,500,000
EAGLE TAX EXEMPT TX 4.45% 5/1/25*                10,000,000  10,000,000                                    10,000,000    10,000,000
EL PASO TEXAS PUB 4.25% 8/15/95                                          1,000,000  1,000,113               1,000,000     1,000,113
EL PASO TX 5.875% 8/15/95                           500,000     504,265                                       500,000       504,265
GALVESTON CNTY TEX HSG FIN COR 4.5% 10/1/27*      6,425,000   6,425,000                                     6,425,000     6,425,000
HARRIS CNTY TEXAS 4.2% 10/1/95                                           1,000,000  1,000,000               1,000,000     1,000,000
HARRIS CNTY TX 4.3% 8/15/20*                      5,000,000   5,000,000                                     5,000,000     5,000,000
HOCKLEY CNTY TEX IND 4.15% 11/1/95                                       1,000,000  1,000,000               1,000,000     1,000,000
MORRISTOWN TX INDL DEV DRD, 4.375% 6/1/98*        2,500,000   2,500,000                                     2,500,000     2,500,000
SAN ANTONIO TX ARPT SYS REV 4.35% 10/1/95         1,420,000   1,420,000                                     1,420,000     1,420,000
TARRANT CNTY TX HLTH FACS DEV 4.7% 1/1/21*        1,600,000   1,600,000                                     1,600,000     1,600,000
TARRANT CNTY TX HSG FIN CORP 5% 12/1/95*          4,380,000   4,380,000                                     4,380,000     4,380,000
TEXAS STREET 5% 8/31/95                          68,000,000  68,095,951  1,000,000  1,000,000              69,000,000    69,095,951
TYLER TX HLTH FACS CP 4.35% 7/19/95                                      1,000,000  1,000,000               1,000,000     1,000,000
     TOTAL TEXAS                                130,075,000 130,175,216  7,000,000  7,000,113             137,075,000   137,175,329

UTAH                                       1.4%
INTRMOUNTAIN PWR AGY UT PWR 4.375 7/1/18*         6,783,000   6,783,000                                     6,783,000     6,783,000
INTRMOUNTAIN PWR AGY UT PWR 9% 7/1/95             1,000,000   1,015,000                                     1,000,000     1,015,000
INTRMOUNTAIN PWR AGY UT PWR 9.375% 7/1/95         1,000,000   1,020,000                                     1,000,000     1,020,000
INTRMOUNTAIN PWR AGY UT PWR 10.375% 7/1/95        3,065,000   3,141,625                                     3,065,000     3,141,625
SUMMIT CNTY UTAH 4.75% 7/1/08                     3,000,000   3,000,000                                     3,000,000     3,000,000
     TOTAL UTAH                                  14,848,000  14,959,625                                    14,848,000    14,959,625

VIRGINIA                                   3.3%
ALEXANDRIA VA REDEV + HSG AUTH 4.4% 12/15/18*     8,500,000   8,500,000                                     8,500,000     8,500,000
AMELIA CNT VA INDL DEV AUTH 4.4% 7/1/07*          6,200,000   6,200,000                                     6,200,000     6,200,000
CHESTERFIELD CO VA CP 4.2%  7/1/95                                       3,000,000  3,000,000               3,000,000     3,000,000
HARRISONBURG VA REDE 5.1% 2/1/96                                         1,000,000  1,000,000               1,000,000     1,000,000
HENRICO CO VA INDUST DEV AUTH REV 5/1/24*                                2,700,000  2,700,000               2,700,000     2,700,000
LOUDON CNTY VA IDA RES CARE FAC 11/1/24*                                 1,000,000  1,000,000               1,000,000     1,000,000
LOUISA VA INDL DEV AUTH PCTL CP 4% 8/7/95                                1,790,000  1,790,000               1,790,000     1,790,000
MARSHALL CNTY W VA POL CTL REV 3/1/26*                                   1,000,000  1,000,000               1,000,000     1,000,000
ROCKINGHAM CNTY VA INDL DEV 4.25% 10/1/22*        1,000,000   1,000,000                                     1,000,000     1,000,000
VIRGINIA COLL BLGD 5.2% 10/1/95                                          1,000,000  1,000,810               1,000,000     1,000,810
VIRGINIA ST HSG DEV AUTH, 4.25%, 7/12/95          5,000,000   5,000,000                                     5,000,000     5,000,000
VIRGINIA ST HSG DEV AUTH 4.4% 7/12/95             3,000,000   3,000,000                                     3,000,000     3,000,000
     TOTAL VIRGINIA                              23,700,000  23,700,000 11,490,000 11,490,810              35,190,000    35,190,810

WASHINGTON                                 3.0%
PILCHUCK DEV  PUB CORP WA REV 4.38% 8/1/10*         747,000     747,000                                       747,000       747,000
SEATTLE WA INDL DEV CORP REV 4.5% 12/1/95*        1,000,000   1,000,000                                     1,000,000     1,000,000
WASHINGTON ST 4.3% 9/1/15*                       11,020,000  11,020,000                                    11,020,000    11,020,000
WASHINGTON ST PUB PWR SUPPLY 4.3% 7/1/00***       6,410,000   6,410,000                                     6,410,000     6,410,000
WASHINGTON ST PUD PWR SUPPLY  4.4%  7/1/15***     8,240,000   8,240,000                                     8,240,000     8,240,000
WASHINGTON STREET 4.3% 9/1/15*                    4,000,000   4,000,000                                     4,000,000     4,000,000
     TOTAL WASHINGTON                            31,417,000  31,417,000                                    31,417,000    31,417,000

MISCELLANEOUS                              2.9%
BAKBROOK TER MLT FAM REV, 4.75% 4/1/96           15,000,000  15,000,000                                    15,000,000    15,000,000
IRVING TAX INDPT SCH DIST 4.75% 8/31/95          10,000,000  10,000,912                                    10,000,000    10,000,912
LASALLE NATL BK 1993 SER A TAX 4.4% 1/1/97*       4,748,634   4,748,633                                     4,748,634     4,748,633
STEVENSON INDL DEV BRD 2.55% 11/1/16*                                      400,000    400,000                 400,000       400,000
     TOTAL MISCELLANEOUS                         29,748,634  29,749,545    400,000    400,000              30,148,634    30,149,545

SHORT TERM INVESTMENTS                     0.9%
FIDELITY TAX EXEMPT MONEY MARKET FUND             9,766,000   9,766,000    195,571    195,571               9,961,571     9,961,571
US TREASURY BILLS 5/30/96                                                   45,000     42,750                  45,000        42,750
     TOTAL SHORT TERM INVESTMENTS                 9,766,000   9,766,000    240,571    238,321              10,006,571    10,004,321




TOTAL INVESTMENTS
  (COST $1,084,731,904)**                102.9% 959,997,634 960,927,359 123,697,571 123,804,545          1,083,695,205 1,084,731,904


OTHER ASSETS & LIABILITIES                -2.9%             (28,342,339)           (2,222,077)                          (30,564,416)


TOTAL NET ASSETS                         100.0%             932,585,020           121,582,468                         1,054,167,488


(See Notes which are an integral part of the Pro Forma Financial Statements)

* This security is payable on demand on no more than seven calander days notice by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending on the terms of the security.

**   Also represents cost for federal tax purposes.

+ This security is backed by a put option issued by First Union Corporation
  (an affiliate) whereby First Union Corporation will stand by to purchase the security at par value from the Fund. At June 30, 1995, this security had a value of $14,004,980 which includes the market value of the put option of $2,800,000.

++ This security is backed by a put option issued by First Union Corporation
   (an affiliate) whereby First Union Corporation will stand by to purchase the security at par value from the Fund. At June 30, 1995, this security had a value of $10,000,000 which includes the market value of the put option of $1,700,000.
THE FOLLOWING ABBREVIATIONS ARE USED IN THIS PORTFOLIO:

CP - Commercial Paper
GO - General Obligation
PCR - Pollution Control Revenue



                                          Evergreen
                                         Tax Exempt   FFB Tax-Free
                                        Money Market  Money Market                         Pro Forma
                                            Fund        Fund             Adjustments         Combined
   ASSETS
   Investments in securities, at value
      (Cost $1,084,731,904)             $960,927,359  $123,804,545                       $1,084,731,904
   Cash                                      249,555        59,998          43,140 (1)          352,693
   Interest receivable                    11,864,265       884,656                           12,748,921
   Receivable for investment
   securities sold                         5,141,078             0                            5,141,078
   Other assets                                    0        14,411                               14,411
   Prepaid expenses                           29,705        46,792         (43,140)(1)           33,357
               TOTAL ASSETS              978,211,962   124,810,402               0        1,103,022,364

   LIABILITIES:
   Payable for investment securities
     purchased                            40,153,400     2,814,650                           42,968,050
   Due to custodian bank                   2,463,726                                          2,463,726
   Payable for fund shares repurchased           (82)            0                                  (82)
   Dividends payable                       2,688,364       308,056                            2,996,420
   Accrued advisory fee                            0        32,249                               32,249
   Accrued expenses                          321,534        72,979                              394,513
             TOTAL LIABILITIES            45,626,942     3,227,934               0           48,854,876

                NET ASSETS               932,585,020   121,582,468               0        1,054,167,488

   NET ASSETS CONSIST OF:
   Paid in capital                       932,821,889   121,556,175                        1,054,339,420
   Unrealized apprec/(deprec) on investments                     0                                    0
   Accumulated net realized gain/(loss)     (236,869)       26,293                             (210,576)
                NET ASSETS               932,585,020   121,582,468               0        1,054,167,488


   Net asset value and offering price per share:
   Class A                                     $1.00         $1.00                                $1.00

   Class Y                                     $1.00             -                                $1.00

   Net Assets:
   Class A                               859,452,695    121,582,468                          981,035,163

   Class Y                                73,132,325              -                           73,132,325

   Shares outstanding:
   Class A                               859,623,180   121,556,475                          194,716,538

   Class Y                               73,160,063              -                          859,623,180

   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)To eliminate prepaid expenses not allocable to the combined Fund.





                                    Evergreen     FFB Tax Free
           Money Market          Tax Exempt Money  Money Market             Pro Forma
                                     Market          Fund      Adjustments  Combined
 INVESTMENT INCOME
 Interest income                  $35,320,680  $3,495,750                $38,816,430

 EXPENSES:
 Investment advisory fee            4,575,572     333,310     137,655 (1)  5,046,537
 Administrative personnel and
  service fees                              0     137,449    (137,449)(1)
 Custodian and portfolio
  accounting fees                     206,983      42,910     (24,493)(3)    225,400
 Shareholder servicing fees                 0      27,519     (27,519)(5)          0
 Transfer and dividend disbursing
  agent fees                          266,471       5,964      (3,415)(2)    269,020
 Distribution services fees-Class(A)1,420,565      12,038     273,946 (4)  1,706,549
 Fund share registration costs         57,074      12,160                     69,234
 Professional fees                     75,981      21,010      16,981 (8)    113,972
 Printing and postage                  32,364      21,649     (21,504)(6)     32,509
 Trustees fees and expenses            22,566       6,340      (6,340)(6)     22,566
 Insurance premiums                    13,222       3,252        (252)(6)     16,222
 Miscellaneous                         19,673      12,025      (2,188)(6)     29,510
      TOTAL EXPENSES                6,690,471     635,626      205,422     7,531,519

 Less fee waiver and expense
  reimbursements                   (1,143,892)     (7,503)    441,128 (7)   (710,267)

      NET EXPENSES                  5,546,579     628,123     646,550      6,821,252

 NET INVESTMENT INCOME             29,774,101   2,867,627    (646,550)    31,995,178

 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investments                          (7,261)     (3,246)          0        (10,507)
 Net gain (loss) on investments        (7,261)     (3,246)          0        (10,507)
 Net increase in net assets
 resulting from operations          29,766,840   2,864,381    (646,550)    31,984,671

   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)Reflects an increase in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedule.

(2)Reflects elimination of duplicate service fees.

(3)Based on surviving Fund's contract in effect for custodian and portfolio accounting services.

(4)Reflects an increase in distribution service fees for Class A shares based on the surviving Fund's fee schedule and combined Class A net assets.

(5)Reflects the elimination of a shareholder service fee that is not applicable under the surviving Fund's fee structure.

(6)Adjustment reflects the expected cost savings when the funds combine.

(7)Reflects an increase in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30, 1995.

(8)Reflects anticipated expenses of the combined funds.


Evergreen Tax Exempt Money Market Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)

June 30, 1995


1. Basis of Combination - The Pro forma Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro forma Statement of Operations ("Pro forma
    Statements")reflect the accounts of Evergreen Tax Exempt Money Market Fund("Evergreen") and FFB Tax Free Money Market Fund ("FFB") at June 30, 1995 and for the year then ended.


      The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of FFB in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of either Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be August 31, the fiscal year end of Evergreen. The Evergreen Fund's accounts at June 30, 1995 and for the year then ended includes the accounts of First Union Tax Exempt Money Market Portfolio which transferred its assets and liabilities to Evergreen on July 7, 1995.


      The Reorganization will be accomplished through the acquisition of substantially all of the assets of FFB by Evergreen, and the assumption by Evergreen of certain identified liabilities of FFB. Thereafter there will be a distribution of such shares of Evergreen to shareholders of FFB in liquidation of and subsequent termination of FFB. The information contained herein is based on the experience of each fund for the year ended June 30, 1995 and is designed to permit shareholders of FFB to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen and FFB in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

      The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.


2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class A shares which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of FFB totaling $ 121,582,468 and the net asset value per share of Evergreen of $1.


      The pro forma shares outstanding of 1,054,339,718 consist of 121,556,475 additional shares to be issued in proposed reorganization, as calculated above, plus 932,783,243 shares of Evergreen outstanding as of June 30, 1995.


3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory fee, administrative personnel and service fees, and distribution service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1995. In accordance with the fee schedule in effect for Evergreen, the Adviser will reimburse the combined Fund to the extent that the Fund's aggregate annual operating expenses (including the advisory fee but excluding interest, taxes, brokerage commissions, Rule

    12b-1 distribution fees and shareholder service fees, and extraordinary expenses) exceed 1.00% of the average net assets for any fiscal year. Additionally, the Adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. An adjustment has been made to the combined Fund expenses to increase the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the year ended June 30, 1995.
    The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.